Income Taxes - Summary of Analysis of Net Deferred Income Tax Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	₱ 30,466	₱ 27,348	₱ 21,941
Deferred income tax liabilities	30,466	27,348
Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	31,848	29,280
Deferred income tax liabilities	(1,382)	(1,932)
Costs [Member] | After 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	26,246	23,664
Deferred income tax liabilities	(1,206)	(1,308)
Costs [Member] | Within 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	5,602	5,616
Deferred income tax liabilities	₱ (176)	₱ (624)